Leases (Details Narrative)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted-average remaining lease term, operating leases	5 years 11 months 1 day	6 years 4 months 24 days
Weighted average discount rate, operating leases	3.02%	3.00%